Provisions and other current liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	$ 6,732	$ 6,481	$ 6,256
Effects of currency translation and business combinations		(210)	(218)
Payments/utilizations		(22,261)	(19,838)
Additions prior year		(322)	(245)
Additions current year		23,072	20,413
Changes in offset against gross trade receivables		(28)	113
Provisions for deductions from revenue, at end of period	6,315	6,732	6,481
Continuing operations [member]
Provisions for deductions from revenue [roll forward]
Effects of currency translation and business combinations	68
Payments/utilizations	(16,703)	(14,691)	(12,473)
Additions prior year	(206)	(218)	(251)
Additions current year	17,798	15,231	13,084
Changes in offset against gross trade receivables	41	$ (2)	$ 44
Discontinued operations [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, discontinued operations, at end of period	$ 1,415